Unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023
Revenue
Total revenue		$ 34,855,545	$ 49,545,411
Cost of revenues		32,425,944	54,240,270
Gross profit (loss)		2,429,601	(4,694,859)
Operating expenses:
General and administrative expenses		2,285,953	2,103,319
Total operating expenses		2,285,953	2,103,319
Income (loss) from operations		143,648	(6,798,178)
Other income (expense)
Interest income		1,733	954
Interest expense		(49,477)	(57,038)
Change in fair value of convertible notes		(320,218)
Other expense, net		(15,555)	(194,229)
Total other expense, net		(383,517)	(250,313)
Loss before income taxes		(239,869)	(7,048,491)
Provision for income taxes		4,139	2,542
Net loss		(244,008)	(7,051,033)
Less: Net income (loss) attributable to non-controlling interests		527,657	(2,732,234)
Net loss attributable to the Company		(771,665)	(4,318,799)
Comprehensive loss		(244,008)	(7,051,033)
Less: Comprehensive income (loss)attributable to non-controlling interests		527,657	(2,732,234)
Comprehensive loss attributable to the Company		$ (771,665)	$ (4,318,799)
Loss per share attributable to the Company - Basic (in Dollars per share)	[1]	$ (0.01)	$ (0.08)
Loss per share attributable to the Company - diluted (in Dollars per share)	[1]	$ (0.01)	$ (0.08)
Weighted Average Shares Outstanding - Basic (in Shares)	[1]	52,842,656	52,068,190
Weighted Average Shares Outstanding - diluted (in Shares)	[1]	52,842,656	52,068,190
Ocean freight revenue
Revenue
Total revenue		$ 33,211,799	$ 49,330,293
Vessel service revenue
Revenue
Total revenue		$ 1,643,746	$ 215,118

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization